Statement of Additional Information Supplement dated August 25, 2010
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Series I and Series II shares, as applicable, of the Funds listed below:

Invesco V.I. Dividend Growth Fund
Invesco V.I. Global Dividend Growth Fund
Invesco V.I. High Yield Securities Fund
Invesco V.I. Income Builder Fund
Invesco V.I. S&P 500 Index Fund
Invesco V.I. Select Dimensions Balanced Fund
Invesco V.I. Select Dimensions Dividend Growth Fund
Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund
Invesco Van Kampen V.I. Capital Growth Fund
Invesco Van Kampen V.I. Comstock Fund
Invesco Van Kampen V.I. Equity and Income Fund
Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund
Invesco Van Kampen V.I. Global Value Equity Fund
Invesco Van Kampen V.I. Government Fund
Invesco Van Kampen V.I. Growth and Income Fund
Invesco Van Kampen V.I. High Yield Fund
Invesco Van Kampen V.I. International Growth Equity Fund
Invesco Van Kampen V.I. Mid Cap Growth Fund
Invesco Van Kampen V.I. Mid Cap Value Fund
Invesco Van Kampen V.I. Value Fund

The following information replaces in its entirety the information appearing under the heading “Portfolio Manager Fund Holdings and Information on Other Managed Accounts — Invesco V.I. S&P 500 Index Fund” in Appendix G of the Statement of Additional Information. The following table reflects information as of May 31, 2010 (except as noted):

				Other Pooled
		Registered Investment		Investment Vehicles			Other Accounts
	Dollar	Companies Managed		Managed (assets in			Managed (assets in
	Range of	(assets in millions)		millions)			millions)
	Investments	Number		Number			Number
“Portfolio	in Each	of		of			of
Manager	Fund [1]	Accounts	Assets	Accounts	Assets		Accounts		Assets
Invesco V.I. S&P 500 Index Fund
Anthony Munchak[2]	None	5	$416.3	4	$213.2		28	[3]	$1,807.5	[3]
Glen Murphy[4]	None	5	$442.5	4	$207.1		28	[5]	$1,918.9	[5]
Francis Orlando[2]	None	5	$416.3	4	$213.2		28	[3]	$1,807.5	[3]
Daniel Tsai[4]	None	1	$104.3	15 [6]	$1,046.9	[6]	83	[7]	$5,727.6	[7]
Anne Unflat[4]	None	1	$104.3	15 [6]	$1,046.9	[6]	83	[7]	$5,727.6	[7]

1	This column reflects investments in a Fund’s shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a) (2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

2	Messrs. Munchak and Orlando began serving as portfolio managers of Invesco V.I. S&P 500 Index Fund on August 20, 2010. Information for Messrs. Munchak and Orlando has been provided as of July 31, 2010.

3	This amount includes 4 funds that pays performance-based fees with $155.5 M in total assets under management.

4	Messrs. Murphy and Tsai and Ms. Unflat began serving as portfolio managers of Invesco Equally-Weighted S&P 500 Fund on June 25, 2010.

5	This amount includes 1 fund that pays performance-based fees with $16.0 M in total assets under management.

6	This amount includes 10 funds that pay performance-based fees with $1,869.1 M in total assets under management.

7	This amount includes 4 funds that pay performance-based fees with $226.0 M in total assets under management.”
The following information replaces in its entirety the information appearing under the heading “Portfolio Manager Fund Holdings and Information on Other Managed Accounts — Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund” in Appendix G of the Statement of Additional Information. The following table reflects information as of May 31, 2010 (except as noted):

				Other Pooled
		Registered Investment		Investment Vehicles			Other Accounts
	Dollar	Companies Managed		Managed (assets in			Managed (assets in
	Range of	(assets in millions)		millions)			millions)
	Investments	Number		Number			Number
“Portfolio	in Each	of		of			of
Manager	Fund [1]	Accounts	Assets	Accounts	Assets		Accounts		Assets
Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund
Anthony Munchak[2]	None	5	$416.3	4	$213.2		28	[3]	$1,807.5	[3]
Glen Murphy[4]	None	5	$442.5	4	$207.1		28	[5]	$1,918.9	[5]
Francis Orlando[2]	None	5	$416.3	4	$213.2		28	[3]	$1,807.5	[3]
Daniel Tsai[4]	None	1	$104.3	15 [6]	$1,046.9	[6]	83	[7]	$5,727.6	[7]
Anne Unflat[4]	None	1	$104.3	15 [6]	$1,046.9	[6]	83	[7]	$5,727.6	[7]

1	This column reflects investments in a Fund’s shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a) (2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

2	Messrs. Munchak and Orlando began serving as portfolio managers of Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund on August 20, 2010. Information for Messrs. Munchak and Orlando has been provided as of July 31, 2010.

3	This amount includes 4 funds that pay performance-based fees with $155.5 M in total assets under management.

4	Messrs. Murphy and Tsai and Ms. Unflat began serving as portfolio managers of Invesco Equally-Weighted S&P 500 Fund on June 25, 2010.

5	This amount includes 1 fund that pays performance-based fees with $16.0 M in total assets under management.

6	This amount includes 10 funds that pay performance-based fees with $1,869.1 M in total assets under management.

7	This amount includes 4 funds that pay performance-based fees with $226.0 M in total assets under management.”

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